Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

OCCIDENTAL PETROLEUM CORPORATION	Schedule 1
SAVINGS PLAN
EIN #95-4035997, Plan #001
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
As of December 31, 2025
(Dollar amounts in thousands)

(a)	(b)	(c)	(d)	(e)
		Description of investment,
		including maturity date, rate of
Related	Identity of issue, borrower,	interest, collateral, par, maturity		Current
party	lessor, or similar party	value, or duration	Cost (1)	value

	Short-Term Investment Fund:
*	BNY Short-Term Investment Fund (2)	A collective trust investing in short-term securities, 10,144,328 units		10,144
	Common stock:
*	Occidental Petroleum Corporation (2)	Common stock, 12,385,694 shares	372,626	509,300

*	Notes receivable from participants	2,319 participant loans, various maturities ranged from January 2026 to November 2035, interest rates range from 3% to 11%, balances collateralized by participant account		31,155
	Plan interest in master trust accounts:
	Oxy Defined Contribution Plan Master Trust Account	Participation in master trust agreement		3,136,985
	Guaranteed Investment Contracts Master Trust	Master trust investment account, 10,379,779 units		229,665
		Total Plan interest in master trust accounts		3,366,650
		Total		$3,917,249

(1)	Cost information omitted for participant-directed investment.
(2)	Includes non-participant-directed investments.
*	Represents a party-in-interest, as defined by ERISA.

See accompanying independent auditor’s report.